Cover	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Current Fiscal Year End Date	--01-31
Entity File Number	811-23358
Entity Registrant Name	ANGEL OAK FINANCIAL STRATEGIES INCOME TERM TRUST
Entity Central Index Key	0001745059
Entity Tax Identification Number	83-1328557
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	980 Hammond Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	(404)
Local Phone Number	953-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	FINS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false